Taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jul. 20, 2020	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Income Taxes [Line Items]
Effective income tax rate		31.30%	12.70%	18.90%
Tax benefit from legal entity restructuring		$ 48,265
Tax expense (benefit) related to tax windfalls/shortfalls from stock compensation		1,732	$ (3,548)	$ (4,714)
Tax expense related to income earned in foreign jurisdictions		2,245	6,888	8,056
Tax benefit related to reversal of tax impact of global intangible low taxed income	$ 7,566			7,566
Tax benefit related to foreign-derived intangible income		4,450		1,401
Tax expense (benefit) for out-of-period income tax adjustments		(2,150)		2,278
Tax benefit related to a decrease in applicable state tax rate on certain deferred income			6,347
Tax expense (benefit) from change in valuation allowance		27,108
Deferred tax assets, valuation allowance		35,818	10,083
Net operating loss carry forwards		82,184	111,432
Undistributed foreign earnings		82,355
Total amount of unrecognized tax benefits, if recognized, would affect effective tax rate		508
Unrecognized tax benefits, accrued interest and penalties		(60)	(54)
Unrecognized tax benefits, interest and penalties recognized		83	142	$ 190
Business Interest Expense Carryforwards
Income Taxes [Line Items]
Deferred tax assets, valuation allowance		$ 27,108
Switzerland
Income Taxes [Line Items]
Tax expense (benefit) from change in valuation allowance			(1,560)
Foreign
Income Taxes [Line Items]
Tax expense (benefit) from change in valuation allowance			$ (1,560)